UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Strategies: U.S. Equity Fund
(Formerly Great-West Core Strategies: U.S. Equity Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
October 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.88%
Financial	16.95
Technology	16.65
Industrial	10.99
Consumer, Cyclical	10.67
Communications	8.26
Energy	6.92
Utilities	2.87
Basic Materials	2.57
Exchange Traded Funds	1.11
Short Term Investments	0.13
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/22)	(10/31/22)	(05/01/22 – 10/31/22)
Institutional Class
Actual	$1,000.00	$ 968.70	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Investor Class
Actual	$1,000.00	$ 966.40	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.00%).
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.44%
358	Air Products & Chemicals Inc	$ 89,643
190	Albemarle Corp	53,175
5,870	Arconic Corp(a)	121,861
1,820	Ashland Inc	190,954
3,410	Cabot Corp	250,567
161	Celanese Corp	15,475
322	CF Industries Holdings Inc	34,216
1,162	Dow Inc	54,312
809	DuPont de Nemours Inc	46,275
2,490	Eastman Chemical Co	191,257
401	Ecolab Inc	62,985
204	FMC Corp	24,256
17,156	Freeport-McMoRan Inc	543,674
412	International Flavors & Fragrances Inc	40,215
585	International Paper Co	19,662
806	Linde PLC	239,664
412	LyondellBasell Industries NV Class A	31,497
559	Mosaic Co	30,046
1,284	Newmont Corp	54,339
424	Nucor Corp	55,705
2,476	PPG Industries Inc	282,710
715	Sherwin-Williams Co	160,897
7,448	Valvoline Inc	218,673
		2,812,058
Communications — 7.65%
256	Airbnb Inc Class A(a)	27,369
9,729	Alphabet Inc Class A(a)	919,488
14,047	Alphabet Inc Class C(a)	1,329,689
17,914	Amazon.com Inc(a)	1,835,110
398	Arista Networks Inc(a)	48,102
11,524	AT&T Inc	210,083
65	Booking Holdings Inc(a)	121,516
219	CDW Corp	37,845
878	Charter Communications Inc Class A(a)	322,770
6,698	Cisco Systems Inc	304,290
12,885	Comcast Corp Class A	408,970
1,232	Corning Inc	39,633
406	DISH Network Corp Class A(a)	6,054
889	eBay Inc	35,418
410	Etsy Inc(a)	38,503
246	Expedia Group Inc(a)	22,994
97	F5 Inc(a)	13,862
62	FactSet Research Systems Inc	26,380
495	Fox Corp Class A	14,291
228	Fox Corp Class B	6,202
8,900	Gray Television Inc	125,935
632	Interpublic Group of Cos Inc	18,827
521	Juniper Networks Inc	15,943
1,541	Lumen Technologies Inc(b)	11,342
620	Match Group Inc(a)	26,784
5	MercadoLibre Inc(a)	4,508
7,434	Meta Platforms Inc Class A(a)	692,551
269	Motorola Solutions Inc	67,172
Shares		Fair Value
Communications — (continued)
720	Netflix Inc(a)	$ 210,154
624	News Corp Class A	10,527
194	News Corp Class B	3,323
958	NortonLifeLock Inc	21,584
332	Omnicom Group Inc	24,153
817	Paramount Global Class B	14,967
3,235	Scholastic Corp	123,383
39	Shopify Inc Class A(a)	1,335
157	Snap Inc Class A(a)	1,556
5,070	Thryv Holdings Inc(a)	103,732
2,391	T-Mobile US Inc(a)	362,380
692	Trade Desk Inc Class A(a)	36,842
4,586	TripAdvisor Inc(a)	108,321
5,958	United States Cellular Corp(a)	185,711
150	VeriSign Inc(a)	30,069
6,792	Verizon Communications Inc	253,817
16,114	Viavi Solutions Inc(a)	243,321
2,948	Walt Disney Co(a)	314,080
3,573	Warner Bros Discovery Inc(a)	46,449
27	Wayfair Inc Class A(a)(b)	1,024
		8,828,359
Consumer, Cyclical — 10.10%
98	Advance Auto Parts Inc	18,612
205	Alaska Air Group Inc(a)	9,114
1,052	American Airlines Group Inc(a)	14,917
438	Aptiv PLC(a)	39,889
182	AutoZone Inc(a)	460,984
369	Bath & Body Works Inc	12,317
324	Best Buy Co Inc	22,165
3,393	BJ's Wholesale Club Holdings Inc(a)	262,618
2,444	Boot Barn Holdings Inc(a)	138,819
383	BorgWarner Inc	14,374
2,663	Brunswick Corp	188,194
347	Caesars Entertainment Inc(a)	15,174
257	CarMax Inc(a)	16,194
1,598	Carnival Corp(a)(b)	14,478
64	Carvana Co(a)(b)	866
101	Chipotle Mexican Grill Inc(a)	151,331
990	Churchill Downs Inc	205,831
346	Copart Inc(a)	39,797
718	Costco Wholesale Corp	360,077
2,994	Crocs Inc(a)	211,826
228	Cummins Inc	55,748
198	Darden Restaurants Inc	28,342
1,037	Delta Air Lines Inc(a)	35,185
367	Dollar General Corp	93,603
341	Dollar Tree Inc(a)	54,049
58	Domino's Pizza Inc	19,270
511	DR Horton Inc	39,286
930	Fastenal Co	44,947
6,387	Ford Motor Co	85,394
10,240	General Motors Co	401,920
229	Genuine Parts Co	40,730
210	Hasbro Inc	13,703
2,341	Hilton Worldwide Holdings Inc	316,644
1,672	Home Depot Inc	495,129

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
3,569	IAA Inc(a)	$ 135,372
5,362	KB Home	154,533
531	Las Vegas Sands Corp(a)	20,183
953	LCI Industries	101,123
413	Lennar Corp Class A	33,329
4,524	Liberty Media Corp-Liberty Braves Class C(a)	140,968
229	Live Nation Entertainment Inc(a)	18,231
422	LKQ Corp	23,480
2,462	Lowe's Cos Inc	479,967
1,276	Marriott International Inc Class A	204,300
1,753	Marriott Vacations Worldwide Corp	259,023
1,190	McDonald's Corp	324,465
4,807	Methode Electronics Inc	198,193
528	MGM Resorts International	18,781
15,046	MRC Global Inc(a)	150,911
609	Newell Brands Inc	8,410
2,044	NIKE Inc Class B	189,438
682	Norwegian Cruise Line Holdings Ltd(a)	11,519
5	NVR Inc(a)	21,189
529	O'Reilly Automotive Inc(a)	442,863
563	PACCAR Inc	54,515
65	Pool Corp	19,775
7,096	PulteGroup Inc	283,769
69	Ralph Lauren Corp	6,396
566	Ross Stores Inc	54,161
354	Royal Caribbean Cruises Ltd(a)	18,897
4,288	Skyline Champion Corp(a)	249,604
8,371	Southwest Airlines Co(a)	304,286
1,856	Starbucks Corp	160,711
2,154	Tapestry Inc	68,239
2,804	Target Corp	460,557
5,932	Tesla Inc(a)	1,349,767
1,895	TJX Cos Inc	136,630
179	Tractor Supply Co	39,339
83	Ulta Beauty Inc(a)	34,808
529	United Airlines Holdings Inc(a)	22,789
6,652	Urban Outfitters Inc(a)	158,717
534	VF Corp	15,086
1,781	VSE Corp	82,442
6,992	Wabash National Corp	151,377
1,160	Walgreens Boots Alliance Inc	42,340
6,761	Walmart Inc	962,293
89	Whirlpool Corp	12,303
74	WW Grainger Inc	43,242
167	Wynn Resorts Ltd(a)	10,671
461	Yum! Brands Inc	54,513
		11,655,032
Consumer, Non-Cyclical — 21.57%
5,931	Abbott Laboratories	586,813
7,160	AbbVie Inc	1,048,224
74	ABIOMED Inc(a)	18,654
118	Align Technology Inc(a)	22,927
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
234	Alnylam Pharmaceuticals Inc(a)	$ 48,499
8,185	Alta Equipment Group Inc	100,103
2,913	Altria Group Inc	134,785
251	AmerisourceBergen Corp	39,462
1,519	Amgen Inc	410,662
1,334	AMN Healthcare Services Inc(a)	167,417
4,879	Andersons Inc	172,082
908	Archer-Daniels-Midland Co	88,058
5,975	AstraZeneca PLC Sponsored ADR	351,390
1,256	Automatic Data Processing Inc	303,575
132	Avery Dennison Corp	22,381
816	Baxter International Inc	44,350
461	Becton Dickinson and Co	108,782
7,767	BellRing Brands Inc(a)	188,117
235	Biogen Inc(a)	66,608
35	Bio-Rad Laboratories Inc Class A(a)	12,310
64	Bio-Techne Corp	18,961
58	Block Inc(a)	3,484
2,316	Boston Scientific Corp(a)	99,843
3,454	Bristol-Myers Squibb Co	267,581
296	Brown-Forman Corp Class B	20,128
326	Campbell Soup Co	17,249
440	Cardinal Health Inc	33,396
290	Catalent Inc(a)	19,062
926	Centene Corp(a)	78,830
1,133	Charles River Laboratories International Inc(a)	240,479
393	Church & Dwight Co Inc	29,133
1,772	Cigna Corp	572,462
139	Cintas Corp	59,429
199	Clorox Co	29,062
15,483	Coca-Cola Co	926,658
1,350	Colgate-Palmolive Co	99,684
778	Conagra Brands Inc	28,553
1,336	CONMED Corp	106,519
258	Constellation Brands Inc Class A	63,747
80	Cooper Cos Inc	21,871
7,134	Corteva Inc	466,136
640	CoStar Group Inc(a)	52,941
11,515	Custom Truck One Source Inc(a)	79,799
4,027	CVS Health Corp	381,357
1,832	Danaher Corp	461,059
90	DaVita Inc(a)	6,571
348	DENTSPLY SIRONA Inc	10,725
1,062	Dexcom Inc(a)	128,268
1,003	Edwards Lifesciences Corp(a)	72,647
1,086	Elevance Health Inc	593,792
2,012	Eli Lilly & Co	728,525
2,230	Embecta Corp	68,952
395	Equifax Inc	66,968
636	Estee Lauder Cos Inc Class A	127,512
1,380	Euronet Worldwide Inc(a)	115,934
269	Exact Sciences Corp(a)	9,356
122	FleetCor Technologies Inc(a)	22,707

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
128	Gartner Inc(a)	$ 38,646
964	General Mills Inc	78,643
2,027	Gilead Sciences Inc	159,038
448	Global Payments Inc	51,188
1,088	HCA Healthcare Inc	236,607
220	Henry Schein Inc(a)	15,061
3,529	Herc Holdings Inc	415,046
238	Hershey Co	56,827
403	Hologic Inc(a)	27,323
468	Hormel Foods Corp	21,739
205	Humana Inc	114,406
135	IDEXX Laboratories Inc(a)	48,557
254	Illumina Inc(a)	58,120
298	Incyte Corp(a)	22,153
4,819	Inmode Ltd(a)	165,388
1,982	Insperity Inc	233,916
917	Intuitive Surgical Inc(a)	226,013
302	IQVIA Holdings Inc(a)	63,320
644	J & J Snack Foods Corp	95,061
173	J M Smucker Co	26,064
738	Jazz Pharmaceuticals PLC(a)	106,117
2,416	John Wiley & Sons Inc Class A	101,931
4,269	Johnson & Johnson	742,678
412	Kellogg Co	31,650
8,649	Keurig Dr Pepper Inc	335,927
545	Kimberly-Clark Corp	67,831
4,212	Korn Ferry	234,145
1,289	Kraft Heinz Co	49,588
1,053	Kroger Co	49,796
146	Laboratory Corp of America Holdings	32,392
232	Lamb Weston Holdings Inc	20,003
4,581	Lantheus Holdings Inc(a)	338,948
60	MarketAxess Holdings Inc	14,642
406	McCormick & Co Inc	31,928
2,415	McKesson Corp	940,329
2,149	Medtronic PLC	187,694
8,685	Merck & Co Inc	878,922
606	Moderna Inc(a)	91,100
93	Molina Healthcare Inc(a)	33,374
305	Molson Coors Beverage Co Class B	15,381
2,217	Mondelez International Inc Class A	136,301
1,548	Monster Beverage Corp(a)	145,079
256	Moody's Corp	67,807
5,420	Nomad Foods Ltd(a)	83,468
7,106	Option Care Health Inc(a)	215,028
412	Organon & Co	10,786
3,446	Pacira BioSciences Inc(a)	178,365
1,871	PayPal Holdings Inc(a)	156,378
2,232	PepsiCo Inc	405,287
205	PerkinElmer Inc	27,384
9,076	Pfizer Inc	422,488
2,507	Philip Morris International Inc	230,268
6,056	Procter & Gamble Co	815,562
7,968	Quanex Building Products Corp	176,571
232	Quanta Services Inc	32,953
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
188	Quest Diagnostics Inc	$ 27,006
1,319	Regeneron Pharmaceuticals Inc(a)	987,601
236	ResMed Inc	52,791
178	Robert Half International Inc	13,610
375	Rollins Inc	15,780
551	S&P Global Inc	177,009
2,153	Sanofi	185,282
483	Seagen Inc(a)	61,418
1,542	Spectrum Brands Holdings Inc	71,148
161	STERIS PLC	27,785
545	Stryker Corp	124,936
7,120	Supernus Pharmaceuticals Inc(a)	244,002
824	Sysco Corp	71,325
75	Teleflex Inc	16,092
4,870	Tenet Healthcare Corp(a)	216,033
1,375	Thermo Fisher Scientific Inc	706,709
469	Tyson Foods Inc Class A	32,056
898	United Rentals Inc(a)	283,508
1,152	United Therapeutics Corp(a)	265,571
2,002	UnitedHealth Group Inc	1,111,410
106	Universal Health Services Inc Class B	12,282
917	Verisk Analytics Inc	167,655
415	Vertex Pharmaceuticals Inc(a)	129,480
1,961	Viatris Inc	19,865
96	Waters Corp(a)	28,720
119	West Pharmaceutical Services Inc	27,382
5,267	Whole Earth Brands Inc(a)	18,171
340	Zimmer Biomet Holdings Inc	38,539
757	Zoetis Inc	114,140
		24,873,102
Energy — 6.55%
7,161	Antero Resources Corp(a)	262,522
528	APA Corp	24,003
1,638	Baker Hughes Co	45,307
4,755	California Resources Corp	214,498
15,196	ChampionX Corp	434,909
314	Cheniere Energy Inc	55,393
2,913	Chevron Corp	526,962
8,778	ConocoPhillips	1,106,818
1,288	Coterra Energy Inc	40,095
4,031	Delek US Holdings Inc	119,559
1,059	Devon Energy Corp	81,914
287	Diamondback Energy Inc	45,091
317	Enphase Energy Inc(a)	97,319
1,899	EOG Resources Inc	259,251
5,113	EQT Corp	213,928
12,859	Exxon Mobil Corp	1,424,906
1,467	Halliburton Co	53,428
450	Hess Corp	63,486
3,206	Kinder Morgan Inc	58,093
2,342	Laredo Petroleum Inc(a)	151,410
1,096	Marathon Oil Corp	33,373
807	Marathon Petroleum Corp	91,691

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
2,485	NextEra Energy Partners LP	$ 184,064
10,510	Northern Oil and Gas Inc	358,811
1,205	Occidental Petroleum Corp	87,483
723	ONEOK Inc	42,888
778	Phillips 66	81,138
385	Pioneer Natural Resources Co	98,718
2,288	Schlumberger Ltd NV	119,045
13,183	Shell PLC	365,115
89	SolarEdge Technologies Inc(a)	20,473
367	Targa Resources Corp	25,092
3,188	Valero Energy Corp	400,253
7,423	Weatherford International PLC(a)	309,391
1,971	Williams Cos Inc	64,511
		7,560,938
Financial — 16.06%
929	Aflac Inc	60,487
2,975	Agree Realty Corp REIT	204,383
240	Alexandria Real Estate Equities Inc REIT	34,872
437	Allstate Corp	55,171
969	American Express Co	143,848
6,018	American International Group Inc	343,026
1,558	American Tower Corp REIT	322,802
175	Ameriprise Financial Inc	54,096
5,851	Ameris Bancorp	301,385
341	Aon PLC Class A	95,988
3,260	Apollo Global Management Inc	180,474
582	Arch Capital Group Ltd(a)	33,465
340	Arthur J Gallagher & Co	63,607
86	Assurant Inc	11,684
4,029	Assured Guaranty Ltd	238,477
6,441	Atlantic Union Bankshares Corp	222,472
226	AvalonBay Communities Inc REIT	39,577
10,551	AXA SA	260,556
30,145	Bank of America Corp	1,086,426
1,191	Bank of New York Mellon Corp	50,153
2,930	Berkshire Hathaway Inc Class B(a)	864,614
244	BlackRock Inc	157,602
1,468	Blackstone Inc	133,794
1,084	Boston Properties Inc REIT	78,807
379	Brown & Brown Inc	22,281
8,519	Cadence Bank	235,550
172	Camden Property Trust REIT	19,875
6,597	Cannae Holdings Inc(a)	152,787
3,124	Capital One Financial Corp	331,207
172	Cboe Global Markets Inc	21,414
519	CBRE Group Inc Class A(a)	36,818
10,826	Charles Schwab Corp	862,507
675	Chubb Ltd	145,051
257	Cincinnati Financial Corp	26,553
12,138	Citigroup Inc	556,649
803	Citizens Financial Group Inc	32,843
Shares		Fair Value
Financial — (continued)
581	CME Group Inc	$ 100,687
212	Comerica Inc	14,946
701	Crown Castle Inc REIT	93,415
3,838	CubeSmart REIT	160,697
8,869	CVB Financial Corp	254,718
464	Digital Realty Trust Inc REIT	46,516
441	Discover Financial Services	46,067
4,839	Employers Holdings Inc	211,029
147	Equinix Inc REIT	83,267
547	Equity Residential REIT	34,472
106	Essex Property Trust Inc REIT	23,557
64	Everest Re Group Ltd	20,650
217	Extra Space Storage Inc REIT	38,504
2,101	Federal Agricultural Mortgage Corp Class C	242,035
118	Federal Realty Investment Trust REIT	11,680
1,110	Fifth Third Bancorp	39,616
295	First Republic Bank	35,430
459	Franklin Resources Inc	10,764
5,924	Gaming and Leisure Properties Inc REIT	296,911
147	Globe Life Inc	16,981
2,116	Goldman Sachs Group Inc	728,983
522	Hartford Financial Services Group Inc	37,798
873	Healthpeak Properties Inc REIT	20,716
12,284	Home BancShares Inc	313,119
1,156	Host Hotels & Resorts Inc REIT	21,825
2,333	Huntington Bancshares Inc	35,415
904	Intercontinental Exchange Inc	86,395
7,776	International Money Express Inc(a)	210,185
735	Invesco Ltd	11,260
938	Invitation Homes Inc REIT	29,725
470	Iron Mountain Inc REIT	23,533
6,700	JPMorgan Chase & Co	843,396
4,206	KeyCorp	75,161
1,001	Kimco Realty Corp REIT	21,401
250	Lincoln National Corp	13,468
324	Loews Corp	18,474
283	M&T Bank Corp	47,649
807	Marsh & McLennan Cos Inc	130,322
1,380	Mastercard Inc Class A	452,888
2,412	McGrath RentCorp	226,849
1,084	MetLife Inc	79,360
186	Mid-America Apartment Communities Inc REIT	29,286
3,661	Morgan Stanley	300,824
549	Nasdaq Inc	34,170
336	Northern Trust Corp	28,342
12,881	OceanFirst Financial Corp	290,853
3,305	Pinnacle Financial Partners Inc	274,282
2,947	PNC Financial Services Group Inc	476,913
3,662	Popular Inc	258,977

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,746	Postal Realty Trust Inc REIT Class A	$ 74,417
374	Principal Financial Group Inc	32,961
946	Progressive Corp	121,466
1,493	Prologis Inc REIT	165,350
2,905	Prosperity Bancshares Inc	207,911
602	Prudential Financial Inc	63,324
256	Public Storage REIT	79,296
315	Raymond James Financial Inc	37,214
999	Realty Income Corp REIT	62,208
250	Regency Centers Corp REIT	15,128
1,511	Regions Financial Corp	33,166
174	SBA Communications Corp REIT	46,963
101	Signature Bank	16,012
530	Simon Property Group Inc REIT	57,759
2,475	SouthState Corp	223,814
7,619	STAG Industrial Inc REIT	240,684
2,532	State Street Corp	187,368
2,812	Stifel Financial Corp	173,978
467	SVB Financial Group(a)	107,858
780	Synchrony Financial	27,737
364	T Rowe Price Group Inc	38,642
383	Travelers Cos Inc	70,648
1,747	Triumph Bancorp Inc(a)	89,971
2,145	Truist Financial Corp	96,075
494	UDR Inc REIT	19,641
3,324	UMH Properties Inc REIT	58,303
2,187	US Bancorp	92,838
647	Ventas Inc REIT	25,317
1,558	VICI Properties Inc REIT	49,887
2,658	Visa Inc Class A	550,631
1,825	Vornado Realty Trust REIT	43,052
330	W R Berkley Corp	24,545
6,134	Wells Fargo & Co	282,103
750	Welltower Inc REIT	45,780
1,198	Weyerhaeuser Co REIT	37,054
177	Willis Towers Watson PLC	38,623
3,887	Wintrust Financial Corp	363,901
4,698	WSFS Financial Corp	218,739
244	Zions Bancorp NA	12,673
		18,517,849
Industrial — 10.41%
897	3M Co	112,834
207	A O Smith Corp	11,339
3,954	AECOM	297,657
483	Agilent Technologies Inc	66,823
2,414	Albany International Corp Class A	221,171
142	Allegion PLC	14,877
4,308	Altra Industrial Motion Corp	259,083
2,433	Amcor PLC	28,174
371	AMETEK Inc	48,104
2,773	Amphenol Corp Class A	210,277
4,236	Arcosa Inc	271,951
1,165	Atkore Inc(a)	111,024
Shares		Fair Value
Industrial — (continued)
3,746	Ball Corp	$ 185,015
904	Boeing Co(a)	128,829
1,362	Carrier Global Corp	54,153
853	Caterpillar Inc	184,640
200	CH Robinson Worldwide Inc	19,544
2,535	Clean Harbors Inc(a)	310,436
6,033	Columbus McKinnon Corp	172,061
5,650	CRH PLC	203,501
3,463	CSX Corp	100,635
1,359	Deere & Co	537,919
232	Dover Corp	30,320
645	Eaton Corp PLC	96,795
957	Emerson Electric Co	82,876
265	Expeditors International of Washington Inc	25,930
386	FedEx Corp	61,868
575	Fortive Corp	36,743
209	Fortune Brands Home & Security Inc	12,607
250	Garmin Ltd	22,010
12,038	Genco Shipping & Trading Ltd	161,309
104	Generac Holdings Inc(a)	12,055
363	General Dynamics Corp	90,677
1,774	General Electric Co	138,035
4,041	Griffon Corp	129,878
2,633	Honeywell International Inc	537,185
597	Howmet Aerospace Inc	21,223
65	Huntington Ingalls Industries Inc	16,710
122	IDEX Corp	27,122
455	Illinois Tool Works Inc	97,156
6,018	Ingersoll Rand Inc	303,909
206	Jacobs Solutions Inc	23,735
14,036	Janus International Group Inc(a)	135,167
135	JB Hunt Transport Services Inc	23,094
5,771	Johnson Controls International PLC	333,795
1,639	Kadant Inc	291,660
291	Keysight Technologies Inc(a)	50,678
5,880	Kimball Electronics Inc(a)	121,540
309	L3Harris Technologies Inc	76,159
584	Littelfuse Inc	128,626
382	Lockheed Martin Corp	185,912
12,937	LSB Industries Inc(a)	228,079
100	Martin Marietta Materials Inc	33,598
365	Masco Corp	16,889
9,100	MDU Resources Group Inc	259,168
38	Mettler-Toledo International Inc(a)	48,067
85	Mohawk Industries Inc(a)	8,054
4,903	National Instruments Corp	187,197
87	Nordson Corp	19,575
379	Norfolk Southern Corp	86,439
1,224	Northrop Grumman Corp	671,988
149	Old Dominion Freight Line Inc	40,915
680	Otis Worldwide Corp	48,035
151	Packaging Corp of America	18,152
207	Parker-Hannifin Corp	60,158

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
265	Pentair PLC	$ 11,382
7,918	Pure Cycle Corp(a)	68,332
6,800	Raytheon Technologies Corp	644,776
333	Republic Services Inc	44,162
446	Rockwell Automation Inc	113,864
234	Sealed Air Corp	11,143
87	Snap-on Inc	19,318
240	Stanley Black & Decker Inc	18,838
2,381	TD SYNNEX Corp	217,885
518	TE Connectivity Ltd	63,315
75	Teledyne Technologies Inc(a)	29,849
343	Textron Inc	23,475
876	Trane Technologies PLC	139,836
83	TransDigm Group Inc	47,788
401	Trimble Inc(a)	24,124
13,630	TTM Technologies Inc(a)	208,675
2,936	UFP Industries Inc	209,131
1,885	UFP Technologies Inc(a)	176,907
2,397	Union Pacific Corp	472,545
2,113	United Parcel Service Inc Class B	354,498
18,442	Vontier Corp	352,242
214	Vulcan Materials Co	35,032
609	Waste Management Inc	96,447
295	Westinghouse Air Brake Technologies Corp	27,518
412	Westrock Co	14,033
292	Xylem Inc	29,910
		12,006,160
Technology — 15.78%
1,024	Accenture PLC Class A	290,714
1,153	Activision Blizzard Inc	83,938
756	Adobe Inc(a)	240,786
4,532	Advanced Micro Devices Inc(a)	272,192
257	Akamai Technologies Inc(a)	22,701
14,241	Allscripts Healthcare Solutions Inc(a)	209,343
842	Analog Devices Inc	120,086
141	ANSYS Inc(a)	31,184
32,041	Apple Inc	4,913,167
1,408	Applied Materials Inc	124,312
146	ASML Holding NV	68,973
351	Autodesk Inc(a)	75,219
658	Broadcom Inc	309,339
190	Broadridge Financial Solutions Inc	28,511
443	Cadence Design Systems Inc(a)	67,066
248	Ceridian HCM Holding Inc(a)	16,415
2,347	Cognizant Technology Solutions Corp Class A	146,101
1,961	Concentrix Corp	239,693
3,384	CSG Systems International Inc	218,843
372	DXC Technology Co(a)	10,695
427	Electronic Arts Inc	53,785
93	EPAM Systems Inc(a)	32,550
Shares		Fair Value
Technology — (continued)
1,849	Fidelity National Information Services Inc	$ 153,449
1,035	Fiserv Inc(a)	106,336
1,059	Fortinet Inc(a)	60,532
2,102	Hewlett Packard Enterprise Co	29,996
1,472	HP Inc	40,657
16	HubSpot Inc(a)	4,745
6,640	Intel Corp	188,775
2,289	International Business Machines Corp	316,546
719	Intuit Inc	307,373
118	Jack Henry & Associates Inc	23,489
229	KLA Corp	72,467
335	Lam Research Corp	135,601
221	Leidos Holdings Inc	22,451
894	Microchip Technology Inc	55,196
1,784	Micron Technology Inc	96,514
18,611	Microsoft Corp	4,320,171
73	MongoDB Inc(a)	13,361
71	Monolithic Power Systems Inc	24,101
199	MSCI Inc	93,303
356	NetApp Inc	24,660
5,157	NVIDIA Corp	696,040
1,234	NXP Semiconductors NV	180,263
701	ON Semiconductor Corp(a)	43,062
8,501	Oracle Corp	663,673
518	Paychex Inc	61,285
78	Paycom Software Inc(a)	26,988
170	PTC Inc(a)	20,031
166	Qorvo Inc(a)	14,289
4,170	QUALCOMM Inc	490,642
9,293	Rambus Inc(a)	280,277
171	Roper Technologies Inc	70,886
2,162	Salesforce Inc(a)	351,520
2,716	Science Applications International Corp	294,252
315	Seagate Technology Holdings PLC	15,643
326	ServiceNow Inc(a)	137,161
260	Skyworks Solutions Inc	22,363
2,497	Super Micro Computer Inc(a)	173,766
716	Synopsys Inc(a)	209,466
254	Take-Two Interactive Software Inc(a)	30,094
253	Teradyne Inc	20,582
3,012	Texas Instruments Inc	483,818
3,841	Tower Semiconductor Ltd(a)	164,241
67	Tyler Technologies Inc(a)	21,663
507	Western Digital Corp(a)	17,426
109	Workday Inc Class A(a)	16,984
83	Zebra Technologies Corp Class A(a)	23,507
		18,195,258
Utilities — 2.72%
1,082	AES Corp	28,305
2,814	ALLETE Inc	158,344
405	Alliant Energy Corp	21,129

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,192	Ameren Corp	$ 178,692
3,734	American Electric Power Co Inc	328,293
294	American Water Works Co Inc	42,730
226	Atmos Energy Corp	24,080
2,378	Black Hills Corp	155,450
1,017	CenterPoint Energy Inc	29,096
469	CMS Energy Corp	26,756
573	Consolidated Edison Inc	50,401
2,867	Constellation Energy Corp	271,046
1,347	Dominion Energy Inc	94,250
313	DTE Energy Co	35,090
1,246	Duke Energy Corp	116,102
616	Edison International	36,985
329	Entergy Corp	35,249
371	Evergy Inc	22,679
560	Eversource Energy	42,717
8,447	Exelon Corp	325,970
877	FirstEnergy Corp	33,072
3,178	NextEra Energy Inc	246,295
657	NiSource Inc	16,878
8,898	NRG Energy Inc	395,071
2,604	PG&E Corp(a)	38,878
182	Pinnacle West Capital Corp	12,232
1,191	PPL Corp	31,550
807	Public Service Enterprise Group Inc	45,249
509	Sempra Energy	76,829
1,719	Southern Co	112,560
511	WEC Energy Group Inc	46,670
885	Xcel Energy Inc	57,622
		3,136,270
TOTAL COMMON STOCK — 93.28% (Cost $103,131,665)		$107,585,026
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
160	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	198,720
Consumer, Non-Cyclical — 0.12%
100	Danaher Corp 5.00%(b)	130,640
TOTAL CONVERTIBLE PREFERRED STOCK — 0.29% (Cost $323,253)		$ 329,360
Shares		Fair Value
EXCHANGE TRADED FUNDS
3,138	iShares Russell 1000 Value ETF	$ 469,884
10,000	Vanguard Russell 2000 ETF	740,600

TOTAL EXCHANGE TRADED FUNDS — 1.05% (Cost $1,151,019)		$ 1,210,484
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.12%
$140,448	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $10,132,689 with a maturity value of $10,133,547) with RBC Capital Markets Corp, 3.05%, dated 10/31/22 to be repurchased at $140,448 on 11/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 5.00%, 2/28/26 - 10/20/52, with a value of $10,335,343.(d)	140,448
TOTAL SHORT TERM INVESTMENTS — 0.12% (Cost $140,448)		$ 140,448
TOTAL INVESTMENTS — 94.74% (Cost $104,746,385)		$109,265,318
OTHER ASSETS & LIABILITIES, NET — 5.26%		$ 6,066,964
TOTAL NET ASSETS — 100.00%		$115,332,282

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at October 31, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
At October 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	19	USD	3,688,850	December 2022	$86,625
				Net Appreciation	$86,625
At October 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	15,992	EUR	15,800	December 21, 2022	$308
BB	USD	20,051	GBP	17,300	December 21, 2022	176
CGM	USD	101	EUR	100	December 21, 2022	2
CGM	USD	12,274	GBP	10,600	December 21, 2022	96
GS	USD	28,507	GBP	24,600	December 21, 2022	246
HSB	USD	57,284	EUR	56,600	December 21, 2022	1,098
HSB	USD	141,740	GBP	122,300	December 21, 2022	1,238
JPM	USD	12,042	EUR	11,900	December 21, 2022	229
JPM	USD	128,403	GBP	110,800	December 21, 2022	1,111
MS	USD	306,465	EUR	302,900	December 21, 2022	5,780
MS	USD	191,074	GBP	166,100	December 21, 2022	252
RBS	USD	110,346	GBP	95,200	December 21, 2022	977
SSB	USD	63,053	GBP	54,400	December 21, 2022	556
UBS	USD	144,415	EUR	142,900	December 21, 2022	2,559
WES	USD	76,962	EUR	75,600	December 21, 2022	1,914
					Net Appreciation	$16,542
Counterparty Abbreviations:
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2022 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $137,019 of securities on loan)(a)	$109,124,870
Repurchase agreements, fair value(b)	140,448
Cash	5,822,549
Cash pledged on futures contracts	417,336
Dividends receivable	47,357
Subscriptions receivable	175,397
Receivable for investments sold	96,536
Unrealized appreciation on forward foreign currency contracts	16,542
Total Assets	115,841,035
LIABILITIES:
Payable for director fees	10,539
Payable for investments purchased	155,239
Payable for other accrued fees	72,163
Payable for shareholder services fees	27,564
Payable to investment adviser	28,835
Payable to custodian	31
Payable upon return of securities loaned	140,448
Redemptions payable	47,096
Variation margin on futures contracts	26,838
Total Liabilities	508,753
NET ASSETS	$115,332,282
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,181,049
Paid-in capital in excess of par	116,399,680
Undistributed/accumulated deficit	(2,248,447)
NET ASSETS	$115,332,282
NET ASSETS BY CLASS
Investor Class	$98,857,403
Institutional Class	$16,474,879
CAPITAL STOCK:
Authorized
Investor Class	25,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	10,412,255
Institutional Class	1,398,237
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.49
Institutional Class	$11.78
(a) Cost of investments	$104,605,937
(b) Cost of repurchase agreements	$140,448
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended October 31, 2022 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Income from securities lending	$1,558
Dividends	585,374
Foreign withholding tax	(1,517)
Total Income	585,415
EXPENSES:
Management fees	172,312
Shareholder services fees – Investor Class	88,834
Audit and tax fees	16,894
Custodian fees	24,306
Director's fees	16,586
Legal fees	8,931
Pricing fees	297
Registration fees	32,500
Shareholder report fees	6,615
Transfer agent fees	3,759
Other fees	9,027
Total Expenses	380,061
Less amount waived by investment adviser	90,509
Net Expenses	289,552
NET INVESTMENT INCOME	295,863
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(777,607)
Net realized loss on futures contracts	(5,964,223)
Net realized gain on forward foreign currency contracts	65,974
Net Realized Loss	(6,675,856)
Net change in unrealized appreciation on investments and foreign currency translations	4,639,739
Net change in unrealized appreciation on futures contracts	321,625
Net change in unrealized depreciation on forward foreign currency contracts	(3,239)
Net Change in Unrealized Appreciation	4,958,125
Net Realized and Unrealized Loss	(1,717,731)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,421,868)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2022 and fiscal year ended April 30, 2022
Empower Core Strategies: U.S. Equity Fund	October 31, 2022 (Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$295,863	$52,316
Net realized gain (loss)	(6,675,856)	2,684,533
Net change in unrealized appreciation (depreciation)	4,958,125	(3,824,770)
Net Decrease in Net Assets Resulting from Operations	(1,421,868)	(1,087,921)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(235,368)
Institutional Class	-	(887,989)
From return of capital	0	(1,123,357)
From net investment income and net realized gains
Investor Class	-	(1,978,456)
Institutional Class	-	(3,118,608)
From net investment income and net realized gains	0	(5,097,064)
Total Distributions	0	(6,220,421)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	97,629,010	20,191,296
Institutional Class	4,754,369	10,654,509
Shares issued in reinvestment of distributions
Investor Class	-	2,213,824
Institutional Class	-	4,006,597
Shares redeemed
Investor Class	(4,749,480)	(15,492,381)
Institutional Class	(10,879,109)	(4,288,859)
Net Increase in Net Assets Resulting from Capital Share Transactions	86,754,790	17,284,986
Total Increase in Net Assets	85,332,922	9,976,644
NET ASSETS:
Beginning of Period	29,999,360	20,022,716
End of Period	$115,332,282	$29,999,360
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,274,208	1,626,440
Institutional Class	404,701	719,456
Shares issued in reinvestment of distributions
Investor Class	-	188,089
Institutional Class	-	283,172
Shares redeemed
Investor Class	(502,200)	(1,317,660)
Institutional Class	(956,069)	(295,396)
Net Increase	9,220,640	1,204,101
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/31/2022(Unaudited)	$ 9.82	0.03	(0.36)	(0.33)	—	—	—	—	$ 9.49	(3.36%) (c)
4/30/2022	$12.42	(0.01) (d)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$ 9.82	(2.89%)
4/30/2021 (e)	$10.00	0.00 (f)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
10/31/2022(Unaudited)	$12.16	0.06	(0.44)	(0.38)	—	—	—	—	$11.78	(3.13%) (c)
4/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
4/30/2021	$ 9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
4/30/2020	$10.41	0.09	(0.52)	(0.43)	—	(0.04)	(0.16)	(0.20)	$ 9.78	(4.34%)
4/30/2019 (g)	$10.00	0.07	0.41	0.48	—	(0.07)	—	(0.07)	$10.41	4.89% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
10/31/2022(Unaudited)	$98,857	1.09% (i)	0.90% (i)	0.73% (i)	62% (c)
04/30/2022	$ 6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (e)	$ 1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (c)
Institutional Class
10/31/2022(Unaudited)	$16,475	0.92% (i)	0.55% (i)	0.99% (i)	62% (c)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$ 9,871	1.49%	0.55%	0.87%	65%
04/30/2019 (g)	$ 8,066	2.20% (i)	0.55% (i)	0.89% (i)	34% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Institutional Class inception date was June 25, 2018.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: U.S. Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 31, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - October 31, 2022

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 2,812,058	$ —	$ —	$ 2,812,058
Communications	8,828,359	—	—	8,828,359
Consumer, Cyclical	11,655,032	—	—	11,655,032
Consumer, Non-cyclical	24,687,820	185,282	—	24,873,102
Energy	7,195,823	365,115	—	7,560,938
Financial	18,257,293	260,556	—	18,517,849
Industrial	11,802,659	203,501	—	12,006,160
Technology	18,195,258	—	—	18,195,258
Utilities	3,136,270	—	—	3,136,270
	106,570,572	1,014,454	—	107,585,026
Convertible Preferred Stock
Communications	198,720	—	—	198,720
Consumer, Non-cyclical	—	130,640	—	130,640
	198,720	130,640	—	329,360
Exchange Traded Funds	1,210,484	—	—	1,210,484
Short Term Investments	—	140,448	—	140,448
Total investments, at fair value:	107,979,776	1,285,542	—	109,265,318
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	16,542	—	16,542
Futures Contracts(a)	86,625	—	—	86,625
Total Assets	$ 108,066,401	$ 1,302,084	$ —	$ 109,368,485
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - October 31, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2022 were as follows:
Federal tax cost of investments	$105,575,241
Gross unrealized appreciation on investments	8,437,825
Gross unrealized depreciation on investments	(4,644,581)
Net unrealized appreciation on investments	$3,793,244
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - October 31, 2022

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 135 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $792,600 in forward contracts for the reporting period.

Semi-Annual Report - October 31, 2022

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 31, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$86,625 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 16,542
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(5,964,223)	Net change in unrealized appreciation on futures contracts	$321,625
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 65,974	Net change in unrealized depreciation on forward foreign currency contracts	$ (3,239)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at October 31, 2022.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$16,542	$—	$—	$—	$16,542
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with Empower Capital Management, LLC (ECM or the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - October 31, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.  At October 31, 2022, the amounts available for recoupment were as follows:
Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires October 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$119,261	$130,635	$159,539	$90,509	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America, Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and Empower of America, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the average daily net value on all Fund assets subject to an annual $20,000 minimum.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.40% of the average daily net asset value on the first $250 million of assets, 0.35% on the next $250 million of assets, and 0.25% over $500 million of assets on the portion of the Fund managed by Putnam.
Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $983,250 for the period January 1 through October 31, 2022.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $114,837,494 and $26,953,583, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2022, the Fund had securities on loan valued at $137,019 and received collateral as reported on the Statement of Assets and Liabilities of $140,448 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - October 31, 2022

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$27,867
Convertible Preferred Stock	112,581
Total secured borrowings	$140,448
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to October 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.
The Board of Directors of Empower Funds, Inc. recently approved a change to the Fund’s fiscal year end from April 30 to December 31, beginning December 31, 2022.

Semi-Annual Report - October 31, 2022

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2022